Share-Based Compensation - Summary of Company's Share Options (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance | shares	189,412,557	247,008,342
Number of Options, Granted | shares	281,250	800,000
Number of Options, Exercised | shares	(72,294,940)	(27,750,770)
Number of Options, Forfeited | shares	(11,127,905)	(30,645,015)
Number of Options, Ending balance | shares	106,270,962	189,412,557	247,008,342
Number of Options, Exercisable ending balance | shares	82,741,404
Weighted Average Exercise Price, Beginning balance	¥ 0.28	¥ 0.29
Weighted Average Exercise Price, Granted	0.57	0.54
Weighted Average Exercise Price, Exercised	0.14	0.39
Weighted Average Exercise Price, Forfeited	0.46	0.31
Weighted Average Exercise Price, Ending balance	0.36	¥ 0.28	¥ 0.29
Weighted Average Exercise Price, Exercisable ending balance	¥ 0.33
Weighted Average remaining contractual life	6 years 2 months 8 days	6 years 11 months 12 days	7 years 11 months 8 days
Weighted Average remaining contractual life, Exercisable ending balance	5 years 11 months 1 day
Weighted Average Grant- date Fair Value , beginning balance	¥ 2.14	¥ 2.10
Weighted Average Grant- date Fair Value , granted	0.57	0.70
Weighted Average Grant- date Fair Value , exercised	1.52	1.20
Weighted Average Grant- date Fair Value , forfeited	4.11	3.52
Weighted Average Grant- date Fair Value, ending balance	2.56	¥ 2.14	¥ 2.10
Weighted Average Grant- date Fair Value, Exercisable ending balance	¥ 2.03
Aggregate Intrinsic Value | ¥	¥ 276,835	¥ 452,543	¥ 543,248
Aggregate Intrinsic Value, Exercisable ending balance | ¥	¥ 172,009
Share Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares	0
Share Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance | shares	450,246
Number of Options, Forfeited | shares	(19,438)
Number of Options, Ending balance | shares	430,808	450,246
Number of Options, Exercisable ending balance | shares	187,200
Weighted Average Exercise Price, Beginning balance	¥ 15.90
Weighted Average Exercise Price, Forfeited	23.57
Weighted Average Exercise Price, Ending balance	15.55	¥ 15.90
Weighted Average Exercise Price, Exercisable ending balance	¥ 16.28
Weighted Average remaining contractual life	7 years 8 months 8 days	7 years 8 months 4 days
Weighted Average remaining contractual life, Exercisable ending balance	7 years 1 month 28 days
Weighted Average Grant- date Fair Value , beginning balance	¥ 24.81
Weighted Average Grant- date Fair Value , forfeited	21.41
Weighted Average Grant- date Fair Value, ending balance	24.96	¥ 24.81
Weighted Average Grant- date Fair Value, Exercisable ending balance	¥ 21.12
Aggregate Intrinsic Value | ¥	¥ 6,921	¥ 7,162
Aggregate Intrinsic Value, Exercisable ending balance | ¥	¥ 2,165
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant- date Fair Value , granted | $ / shares				$ 0.20